Redeemable Convertible Preferred Stock and Stockholders' (Deficit) Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Redeemable Convertible Preferred Stock And Stockholders Deficit Equity [Abstract]
Redeemable Convertible Preferred Stock and Stockholders' (Deficit) Equity

10. Redeemable Convertible Preferred Stock and Stockholders’ (Deficit) Equity

Redeemable Convertible Preferred Stock

As of December 31, 2019, the Company had eight outstanding series of redeemable convertible preferred stock (collectively the “Series Preferred”). The Company classified its Series B through H Preferred Stock (collectively the “Senior Preferred Stock”) as temporary equity within the Company’s consolidated balance sheet as of December 31, 2019 because the instruments contained redemption rights. The Company concluded that the Senior Preferred Stock were considered probable of becoming redeemable through November 2019 and therefore recorded accretion to their redemption values of $132.8 million during the year ended December 31, 2019. During December 2019, the Company ceased accretion of the Senior Preferred Stock to their redemption values due to a sufficiently high likelihood of an IPO requiring a conversion of the instruments into common stock.

As of December 31, 2019, the Company classified its Series A Preferred Stock as temporary equity within the Company’s consolidated balance sheets because the instrument contained liquidation features, including a liquidation preference in the event of a deemed liquidation event, that were not solely within the Company’s control. The Company did not adjust the carrying value of the Series A Preferred Stock to its redemption value because it was not probable that the Series A Preferred Stock would become redeemable.

On January 8, 2020, the Company completed an additional closing of its Series H Preferred Stock whereby it sold and issued an aggregate of 1,964,766 shares of Series H Preferred Stock in exchange for gross proceeds of $26.7 million. The proceeds were used for general corporate purposes and business development.

Immediately upon closing of the IPO, the Company’s outstanding preferred stock was automatically converted into an aggregate of 85,533,394 shares of the Company’s common stock. On June 11, 2020, the Company amended its certificate of incorporation to authorize the issuance of up to 10,000,000 shares of Preferred Stock. As of June 30, 2020, there was no preferred stock issued or outstanding.

The authorized, issued and outstanding shares, issue price, conversion price, liquidation preference, and carrying value of the Series Preferred as of December 31, 2019 were as follows:

	As of December 31, 2019
	(in thousands, except share and per share amounts)
	Shares authorized	Shares issued and outstanding	Issue price	Per share conversion price	Liquidation preference	Carrying value
Series A	3,983,996	3,983,996	$1.61	$1.61	$6,419	$6,167
Series B	4,716,484	4,716,484	2.48	2.48	11,709	42,425
Series C	9,134,242	9,134,242	5.93	5.93	54,209	88,739
Series D	14,431,136	14,431,136	6.58	6.58	95,000	142,724
Series E	6,163,792	6,163,792	8.11	8.11	50,000	64,042
Series F	12,705,580	12,115,610	8.53	8.53	103,346	127,820
Series G	16,280,040	16,280,040	8.98	8.98	146,113	174,764
Series H	18,708,094	16,743,328	13.60	13.60	227,651	227,651

	86,123,364	83,568,628			$694,447	$874,332

Common Stock

On June 11, 2020, the Company amended its certificate of incorporation to effect a 2-for-1 forward stock split of shares of the Company’s outstanding common stock, such that each share of common stock, $0.001 par value became two shares of common stock, $0.001 par value per share. The shares of common stock authorized for issuance was increased to 500,000,000. Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders.

Warrants

In connection with the offering of shares of Series B Preferred Stock, the Company issued warrants to an investor in return for providing ongoing advisory services (“Series B Warrants”). The Series B Warrants allowed the investor to purchase up to 161,136 shares of common stock with an exercise price of $0.72 per share. The Series B Warrants vested in equal monthly installments through October 1, 2017. Upon the closing of the IPO, all of the Series B Warrants were exercised cashless by the holder which resulted in the net issuance of 155,862 shares of the Company’s common stock.

In August 2017, the Company issued a warrant (the “Series F Preferred Stock Warrant”) which allowed the holders to purchase up to 589,970 shares of the Company’s Series F Preferred Stock, or common stock upon conversion of the Company’s preferred stock into common stock, with an exercise price of $8.53 per share. The holders exercised the warrant on June 23, 2020 cashless, which resulted in the net issuance of 480,250 shares of the Company’s common stock. Prior to the conversion of the Company’s preferred stock into common stock, the Series F Preferred Stock Warrant was classified as a liability due to the contingent redemption features of the Series F Preferred Stock and was measured at fair value at each reporting date. Refer to Note 12 – Financial Instruments and Fair Value Measurements.

11. Redeemable Convertible Preferred Stock and Stockholders’ Deficit

Redeemable Convertible Preferred Stock

The Company has eight outstanding series of redeemable convertible preferred stock (collectively the “Series Preferred”). The authorized, issued and outstanding shares, issue price, conversion price, liquidation preference, and carrying value of the Series Preferred were as follows as of December 31, 2018 and 2019:

	December 31, 2018
	(in thousands, except share and per share amounts)
	Shares authorized	Shares issued and outstanding	Issue price	Per share conversion price	Liquidation preference	Carrying value
Series A	3,983,996	3,983,996	$1.61	$1.61	$6,419	$6,167
Series B	4,716,484	4,716,484	2.48	2.48	11,709	29,478
Series C	9,134,242	9,134,242	5.93	5.93	54,209	68,004
Series D	14,431,136	14,431,136	6.58	6.58	95,000	111,481
Series E	6,163,792	6,163,792	8.11	8.11	50,000	52,269
Series F	12,705,580	12,115,610	8.53	8.53	103,346	105,588
Series G	19,497,554	16,280,040	8.98	8.98	146,113	146,113

	70,632,784	66,825,300			$466,796	$519,100

	December 31, 2019
	(in thousands, except share and per share amounts)
	Shares authorized	Shares issued and outstanding	Issue price	Per share conversion price	Liquidation preference	Carrying value
Series A	3,983,996	3,983,996	$1.61	1.61	$6,419	$6,167
Series B	4,716,484	4,716,484	2.48	2.48	11,709	42,425
Series C	9,134,242	9,134,242	5.93	5.93	54,209	88,739
Series D	14,431,136	14,431,136	6.58	6.58	95,000	142,724
Series E	6,163,792	6,163,792	8.11	8.11	50,000	64,042
Series F	12,705,580	12,115,610	8.53	8.53	103,346	127,820
Series G	16,280,040	16,280,040	8.98	8.98	146,113	174,764
Series H	18,708,094	16,743,328	13.60	13.60	227,651	227,651

	86,123,364	83,568,628			$694,447	$874,332

During the years ended December 31, 2018 and 2019, the Company amended its Amended and Restated Certificate of Incorporation (the “COI”) to authorize the issuance of up to 19,497,554 shares of a new Series G Preferred Stock and up to 18,708,094 shares of a new Series H Preferred Stock, respectively. Pursuant to stock purchase agreements entered into with certain accredited investors, the Company sold and issued an aggregate of 16,280,040 shares of Series G Preferred Stock and 16,743,328 shares of Series H Preferred Stock, in exchange for gross proceeds of $146.1 million and $227.7 million during the years ended December 31, 2018 and 2019, respectively. The proceeds were used for general corporate purposes and business development. The Company incurred issuance costs of $0.2 million and $5.2 million during the years ended December 31, 2018 and 2019, respectively, in connection with the issuance of the Series G and Series H Preferred Stock.

On January 8, 2020, the Company completed an additional closing of its Series H Preferred Stock whereby it sold and issued an aggregate of 1,964,766 shares of Series H Preferred Stock in exchange for gross proceeds of $26.7 million. The proceeds will be used for general corporate purposes and business development.

The Company classifies its Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, Series E Preferred Stock, Series F Preferred Stock, Series G Preferred Stock and Series H Preferred Stock (collectively the “Senior Preferred Stock”) as temporary equity within the Company’s consolidated balance sheets because the instruments contain redemption rights. In accordance with ASC 480, Distinguishing Liabilities from Equity, the Company adjusts the carrying values of the Senior Preferred Stock to their redemption values at the end of each reporting period. The carrying values of the Senior Preferred Stock are not adjusted below their initial carrying values. The Company concluded that the Senior Preferred Stock were considered probable of becoming redeemable through November 2019 and therefore recorded accretion to their redemption values of $13.0 million and $132.8 million during the years ended December 31, 2018 and 2019, respectively.

During December 2019, the Company assessed that the Senior Preferred Stock are no longer probable of becoming redeemable due to a sufficiently high likelihood of an initial public offering requiring a conversion of the Preferred Stock into common stock and as a result the Company ceased accretion of the Senior Preferred Stock to their redemption values.

The Company classifies its Series A Preferred Stock as temporary equity within the Company’s consolidated balance sheets because the instrument contains liquidation features, including a liquidation preference in the event of a deemed liquidation event, that are not solely within the Company’s control. The Company does not adjust the carrying value of the Series A Preferred Stock to its redemption value because it is not probable that the Series A Preferred Stock will become redeemable.

The characteristics of the Series Preferred are as follows:

Voting

The holders of each share of the Series Preferred are entitled to one vote for each share of common stock into which such preferred stock is convertible at the time of the vote, subject to certain preferred stock class votes specified in the Company’s COI or as required by law. The holders of the Series Preferred and the Company’s common stock currently have the right to elect the Company’s Board of Directors (the “Board”) as follows:

(a) two directors elected by the holders of the Series B Preferred Stock, voting as a separate class,

(b) two directors elected by the holders of the Series C Preferred Stock, voting as a separate class,

(c) one director elected by the holders of the Series D Preferred Stock, voting as a separate class,

(d) one director elected by the holders of the Series G Preferred Stock, voting as a separate class; and

(e) all remaining directors elected by the holders of the Series Preferred and common stock, voting together as a single class on an as-if-converted to common stock basis.

Dividends

The holders of each share of the Senior Preferred Stock, in preference to the holders of the Series A Preferred Stock and common stock, are entitled to receive dividends if and when declared by the Board, pari passu with the holders of each series of the Senior Preferred Stock. The holders of each share of the Series A Preferred Stock are entitled to receive dividends in preference to the holders of common stock.

As of December 31, 2019, no dividends have been declared or paid to the Company’s stockholders.

Conversion

Each share of the Series Preferred is convertible into common stock, at any time, at its holder’s discretion, at the conversion price then in effect. The conversion price for each of the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, Series E Preferred Stock, Series F Preferred Stock, Series G Preferred Stock and Series H Preferred Stock is initially $1.61, $2.48, $5.93, $6.58, $8.11, $8.53, $8.98 and $13.60 per share, respectively (each subject to adjustments upon the occurrence of certain dilutive events).

All outstanding shares of the Series Preferred shall be automatically converted into common stock upon the consummation of a firm-commitment underwritten initial public offering of not less than $75.0 million of gross proceeds and at a price of at least $14.84 per share (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the common stock) (a “Qualified IPO”).

All outstanding shares of the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, Series E Preferred Stock, Series F Preferred Stock and Series G Preferred Stock shall be automatically converted into common stock upon the date and time, or the occurrence of an event, specified by vote or written consent of (i) at least a majority of the outstanding shares of Series B Preferred Stock (a “Series B Majority”) and (ii) the holders of at least two-thirds of the outstanding shares of Series C Preferred Stock, voting as a single class, and the holders of at least sixty percent (60.0%) of the outstanding shares of Series D Preferred Stock, voting as a single class (the vote of each of the Series C and Series D Preferred Stock being referred to as the “Required Vote”).

All outstanding shares of the Series H Preferred Stock shall be automatically converted into common stock upon the date and time, or the occurrence of an event, specified by vote or written consent of at least a majority of the outstanding shares of Series H Preferred Stock (a “Series H Vote”).

Liquidation Preference

In the event of a liquidation, dissolution or winding up of the Company, either voluntary or involuntary, or in the event of a deemed liquidation event, which is defined in the COI to include a change of control, holders of the Senior Preferred Stock are entitled to receive, in preference to the holders of Series A Preferred Stock or common stock, an amount equal to the greater of (a) the respective series of Preferred Stock’s original issue price, plus any declared and unpaid dividends and (b) the amount the holders would receive had they converted into common stock immediately prior to the liquidation event (such greater amount, the “Liquidation Amount”). If upon the occurrence of such event, the assets and funds available for distribution are insufficient to pay the holders of the Senior Preferred Stock the full amount to which they are entitled, then the entire funds and assets legally available for distribution shall be distributed ratably among the holders of the Senior Preferred Stock in proportion to the full amounts to which they would otherwise be entitled.

After payment in full of the Liquidation Amount to the holders of Senior Preferred Stock, holders of Series A Preferred Stock are entitled to receive, in preference to all holders of common stock, an amount equal to the greater of (i) the original issue price of the Series A Preferred Stock, plus any declared and unpaid dividends and (ii) the amount the holders of Series A Preferred Stock would receive had they converted into common stock immediately prior to the liquidation event. If upon the occurrence of such event, the assets and funds available for distribution are insufficient to pay such holders the full amount to which they are entitled, then the entire remaining assets and funds legally available for distribution shall be distributed ratably among the holders of the Series A Preferred Stock in proportion to the full amounts to which they would otherwise be entitled.

After payment in full of the liquidation preferences of the Series Preferred, any remaining assets shall be distributed ratably to the holders of common stock.

Redemption

Prior to November 2019, a Series B Majority could have required the Company to redeem all outstanding shares of the Series B Preferred Stock at any time on or after November 12, 2020. In the event of such Series B redemption request, each of the holders of Series C Preferred Stock, Series D Preferred Stock, Series E Preferred Stock, Series F Preferred Stock and Series G Preferred Stock could have also requested redemption of all of such holder’s shares of Series C, Series D, Series E, Series F and Series G Preferred Stock (“tag along rights”). In connection with the Company’s issuance of Series H Preferred Stock, such Series B redemption rights and associated tag along rights of other preferred stockholders was eliminated.

If the Company does not consummate a Qualified IPO or a deemed liquidation event (as defined in the COI) on or prior December 22, 2022, a majority of the holders of Series C Preferred Stock, Series D Preferred Stock, and Series E Preferred Stock then outstanding, voting together as a single class on an as-converted basis (the “Series C—E Majority”), may require (at any time from and after December 22, 2022 and provided a minimum number of Series C through H preferred shares are outstanding as specified in the COI) the Company to redeem all outstanding shares of Series C through H Preferred Stock held by such Series C—E Majority. The redemption price is defined as the greater of the Liquidation Amount of the respective series of Preferred Stock and the respective fair market value of each series of Preferred Stock at the time of redemption determined in accordance with the COI. In the event of a redemption by the Series C—E Majority, each other holder of Series C through Series H Preferred Stock may require the Company to redeem, on a pari passu basis, all of such holder’s shares of Series C through Series H Preferred Stock at the same redemption price.

Common Stock

On October 19, 2018 and December 5, 2019, the Company amended and restated the COI to increase the shares of common stock authorized for issuance to 92,953,200 and 113,443,854, respectively. Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders.

Warrants

In connection with the offering of shares of Series B Preferred Stock, the Company issued warrants to an investor in return for providing ongoing advisory services (“Series B Warrants”). The Series B Warrants allow the investor to purchase up to 161,136 shares of common stock with an exercise price of $0.72 per share. The Series B Warrants vested in equal monthly installments through October 1, 2017. The Series B Warrants expire upon the earlier of (i) November 12, 2024, (ii) the time immediately prior to the consummation of an initial public offering of the Company, and (iii) the time immediately prior to the consummation of a deemed liquidation event.

In connection with the Term Loan Facility, the Company issued a warrant (the “Series F Preferred Stock Warrant”) in August 2017 which allows the holders to purchase 589,970 shares of the Company’s Series F Preferred Stock with an exercise price of $8.53 per share. The warrant expires at the earlier of (i) August 11, 2027 and (ii) the third anniversary of an initial public offering. The fair value of the warrant on the issuance date was recorded as debt issuance costs for the Term Loan Facility with a corresponding amount recorded to “Other long-term liabilities” in the consolidated balance sheets. The warrant is classified as a liability due to the contingent redemption features in the underlying preferred stock and is measured at fair value at each reporting date. As of December 31, 2018 and 2019, the estimated fair value of the Series F Preferred Stock Warrant was $0.6 and $1.4 million, respectively.